Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	ING VARIABLE PORTFOLIOS INC
Central Index Key	0001015965
Amendment Flag	false
Document Creation Date	Aug. 03, 2012
Document Effective Date	Aug. 03, 2012
Prospectus Date	Apr. 30, 2012